Annual Total Returns[BarChart] - VictoryShares US Large Cap High Div Volatility Wtd ETF - VictoryShares US Large Cap High Div Volatility Wtd ETF	2016	2017	2018	2019
Total	20.60%	15.75%	(5.55%)	26.48%